OTHER INFORMATION BY NATURE	12 Months Ended
Dec. 31, 2021
Other information by nature [Abstract]
OTHER INFORMATION BY NATURE	OTHER INFORMATION BY NATURE
    Personnel costs in 2021, 2020 and 2019 amounted to €483,747 thousand, €389,927 thousand and €385,182 thousand, respectively. These amounts include costs that were capitalized in connection with product development activities. In 2021, 2020 and 2019 the Group had an average number of employees of 4,571, 4,428 and 4,164, respectively.
    Depreciation amounted to €230,097 thousand, €217,952 thousand and €191,482 thousand for the years ended December 31, 2021, 2020 and 2019, respectively, and amortization amounted to €225,892 thousand, €208,685 thousand and €160,464 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.